Prospectus supplement dated October 7, 2019
to the following prospectus(es):
BOA IV, Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, Nationwide Destination Freedom+ Variable Annuity, Next Generation Corporate Variable Universal Life, Future Executive VUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York , Nationwide YourLife Protection VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL , Nationwide YourLife Survivorship VUL, Nationwide Marathon VUL Ultra, BOA America's VISION Annuity , BOA America's FUTURE Annuity II , Nationwide Destination All American Gold (formerly, BOA All American Gold), Compass All American Gold, Key All American Gold, M&T All American Gold (Variable Annuity Portfolio II), Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity (1st Tennessee Achiever), BOA Future Venue Annuity, Nationwide Heritage Annuity (Wells Fargo Venue), BOA Elite Venue Annuity, Nationwide Destination B , Nationwide Destination L , BOA All American Annuity, Sun Trust All American, M&T All American (M&T Variable Annuity Portfolio), Compass All American, BOA America's Future Annuity, Key Future, America's Future Horizon Annuity, The BB&T Future Annuity, BOA V, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA The Next Generation II FPVUL, NLIC Options Plus , NLIC Options Premier , NLIC Options , Nationwide Destination C, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), America's marketFLEX II Annuity, America's marketFlex Edge Annuity, and America's marketFLEX Advisor Annuity prospectuses dated May 1, 2019
America's marketFLEX Annuity and BOA America's Exclusive Annuity II prospectuses dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity prospectuses dated May 1, 2014
BOA Choice Venue Annuity II , Nationwide Income Architect Annuity , Nationwide Destination EV , Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Venue Annuity, BOA Choice Annuity, and Paine Webber Choice Annuity prospectuses dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, and BOA Protection Survivorship Life prospectuses dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, BOA CVUL Future, BOA CVUL, INVESCO PCVUL, Nationwide Options Select - NLAIC , NLAIC Market Street VIP/2 , NLIC Survivor Options Premier , NLIC Survivor Options Elite, NLAIC Survivor Options Premier , NLAIC Options Premier, and America's marketFLEX VUL prospectuses dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity, and BOA Exclusive prospectuses dated May 1, 2004
ElitePRO LTD and ElitePRO Classic prospectuses dated May 1, 2003
BOA InvestCare, BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, Multi-Flex FPVUL, NLIC VIP Extra Credit , NLIC Market Street VIP/2 , NLAIC VIP Extra Credit , and NLAIC Options VL prospectuses dated May 1, 2002
PRO-4794

NLIC VIP Premier DCA and NLAIC VIP Premier DCA prospectuses dated November 1, 2001
NLAIC Options VIP prospectus dated May 1, 2001
NLIC Survivor Options Plus , NLIC Special Product , and NLAIC Survivor Options VL prospectuses dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on September 11, 2019, the Board approved the termination of Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc. as the subadvisers to the NVIT Multi-Manager Small Cap Value Fund (the "Fund"), and the appointment of Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC as the Fund’s new subadvisers. This change is anticipated to take effect on or before November 1, 2019 (the "Effective Date").
PRO-4794
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